Income taxes - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Current income tax expense
Current income tax expense	$ 30.5	$ 15.2	$ 59.5	$ 37.3
Deferred income tax expense	6.2	14.2	13.2	11.9
Income tax expense	$ 36.7	$ 29.4	$ 72.7	$ 49.2